Share Capital (Details 1) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
At Reebonz Limited:
Convertible preference shares			$ (14,219)	$ (2,068)	$ 70,063	$ 59,233
Reebonz [Member]
StatementsLineItems [Line Items]
Begnning, shares		21,141,760	10,766,609	10,766,609	10,564,037
Issuance of new ordinary shares, shares		351,997			202,572
Total		21,493,757
Effect of reverse split at ratio 8:1 in March 2019		2,686,720
Rounding shares due to reverse split		566
Issuance of new ordinary shares		2,599,971
Exercise of warrants		934,707
At inception, shares				1
Conversion of 10,766,609 Reebonz Limited ordinary shares at ratio 0.56 to the legal acquirer, Reebonz Holding Limited, shares				6,029,033
Convertible preference shares, shares				11,289,261
a) Convertible loan, shares				178,726
b) Ordinary shares issued on recapitalization with DOTA, shares				1,796,959
c) Backstop shares, shares				1,847,780
Ending, shares		6,221,964		21,141,760	10,766,609	10,564,037
At Reebonz Limited:
Beginning, Amount					$ 12,876
Issuance of new ordinary shares, amount		$ 493			1,605
Total		83,023
Effect of reverse split at ratio 8:1 in March 2019
Rounding shares due to reverse split
Issuance of new ordinary shares		4,920
Exercise of warrants		4,147
Ending, Amount		92,090				$ 12,876
At inception, amount	[1]
Conversion of 10,766,609 Reebonz Limited ordinary shares at ratio 0.56 to the legal acquirer, Reebonz Holding Limited, amount		14,481		14,481
Convertible preference shares		57,914		57,914
a) Convertible loan, amount		917		917
b) Ordinary shares issued on recapitalization with DOTA, amount		9,218		9,218
c) Backstop shares, amount
Ending amount		$ 82,530		$ 82,530	$ 14,481

[1]	not meaningful